MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2019
MORTGAGE-BACKED SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities

The amortized cost, unrealized gains and losses, and fair values of mortgage-backed securities are as follows:

		Gross	Gross
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2019	(Dollars in Thousands)
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$107,448	$954	$(570)	$107,832
Private-label	883	5	(12)	876

Total	$108,331	$959	$(582)	$108,708

		Gross	Gross
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2018	(Dollars in Thousands)
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$114,899	$1,260	$(426)	$115,733
Private-label	958	153	—	1,111

Total	$115,857	$1,413	$(426)	$116,844

Schedule of Mortgage-Backed Securities by Contractual Maturity
	Due in	Due after	Due after
	one year	one through	five through	Due after
	or less	five years	ten years	ten years	Total
	(Dollars in Thousands)
HELD TO MATURITY
Amortized cost	$—	$137	$—	$108,194	$108,331
Fair value	—	139	—	108,569	108,708
Weighted average yield		3.85%		3.47%	3.47%